                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number: 811-2819


                         CDC Nvest Cash Management Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

       399 Boylston Street, Boston, Massachusetts        02116
--------------------------------------------------------------------------------
        (Address of principal executive offices)       (Zip code)

                             John E. Pelletier, Esq.
                  CDC IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 449-2801

Date of fiscal year end:  June 30, 2003

Date of reporting period: June 30, 2003

Item 1.  Reports to Stockholders.

The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

[LOGO OF CDC NVEST FUNDS(SM)]
CDC IXIS Asset Management Distributors

[GRAPHIC APPEARS HERE]
                       Money Market Funds
                       Annual Report
                       June 30, 2003

                       CDC Nvest Cash Management Trust -
                        Money Market Series
                       Reich & Tang Asset Management

                       CDC Nvest Tax Exempt Money Market Trust
                       Reich & Tang Asset Management


                                      TABLE OF CONTENTS

                                      Management Discussion
                                      and Performance.................... Page 2

                                      Schedule of Investments.............Page 4

                                      Financial Statements................Page 6

                                      Report of Independent
                                      Auditors...........................Page 14

                                      Trustees' Information..............Page 15

                          CDC NVEST MONEY MARKET FUNDS

                                    Annualized Seven-Day Yields -- June 30, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                              Class A, B & C
  CDC Nvest Cash Management Trust -- Money Market Series           0.27%
--------------------------------------------------------------------------------
                                                               Class A & B
  CDC Nvest Tax Exempt Money Market Trust                          0.10%*
--------------------------------------------------------------------------------

Yields will fluctuate with changes in market conditions.

The seven-day money market yield reflects the funds' current earnings more closely than total return.

* The advisor waived certain fund expenses. If these expenses had not been waived, the fund's seven-day yield would have been 0.04%.

                                   Average Annual Total Returns -- June 30, 2003

CDC NVEST CASH MANAGEMENT TRUST -- MONEY MARKET SERIES
--------------------------------------------------------------------------------
  Class A (Inception 7/10/78)     1 Year       5 Years          10 Years
  Net Asset Value/1/               0.76%        3.49%             3.96%
--------------------------------------------------------------------------------
  Class B (Inception 9/13/93)     1 Year       5 Years       Since Inception
  Net Asset Value/1/               0.76%        3.49%             3.99%
--------------------------------------------------------------------------------
  Class C (Inception 3/1/98)      1 Year       5 Years       Since Inception
  Net Asset Value/1/               0.76%        3.49%             3.59%
--------------------------------------------------------------------------------

CDC NVEST TAX EXEMPT MONEY MARKET TRUST
--------------------------------------------------------------------------------
  Class A (Inception 4/21/83)     1 Year/2/    5 Years/2/       10 Years/2/
  Net Asset Value/1/               0.28%         2.05%             2.53%
--------------------------------------------------------------------------------
  Class B (Inception 9/13/93)     1 Year/2/    5 Years/2/    Since Inception/2/
  Net Asset Value/1/               0.28%         2.05%             2.57%
--------------------------------------------------------------------------------

/1/ These returns include reinvestment of distributions, represent past performance and do not predict future results.

/2/ The advisor waived certain fees during the period indicated, and the fund's average annual returns would have been lower if these fees had not been waived.

These two funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although both funds seek to maintain a constant share price of $1.00, it is possible to lose money by investing in them.

  CDC NVEST CASH MANAGEMENT TRUST - MONEY MARKET SERIES      CDC NVEST TAX EXEMPT MONEY MARKET TRUST
----------------------------------------------------------------------------------------------------------------------
  Objective:                                                 Objective:
  Seeks maximum current income consistent with               Seeks current income exempt from federal income taxes
  preservation of capital and liquidity.                     consistent with preservation of capital and liquidity.
----------------------------------------------------------------------------------------------------------------------
  Strategy:                                                  Strategy:
  Invests primarily in high-quality, short-term,             Focuses on high-quality, short-term, U.S. municipal money
  U.S. and dollar-denominated foreign money market           market investments that pay interest exempt from federal
  investments.                                               income tax.
----------------------------------------------------------------------------------------------------------------------
  Manager:                                                   Manager:
  Molly J. Flewharty,                                        Molly J. Flewharty,
  Reich & Tang Asset Management                              Reich & Tang Asset Management

                          CDC NVEST MONEY MARKET FUNDS

CDC NVEST CASH MANAGEMENT TRUST                            MANAGEMENT DISCUSSION
--------------------------------------------------------------------------------
Short-term interest rates generally remained at historic lows throughout CDC Nvest Cash Management Trust's fiscal year, which ended June 30, 2003. Although this resulted in low yields, money market funds continue to offer a combination of relative stability and easy access to cash that have made them a basic tool for many investors.

Throughout the 12-month period, the fund maintained a constant price of $1.00 per share and provided a total return of 0.76%, based on the net asset value of Class A shares and $0.0076 per share in reinvested dividends. The fund's seven-day SEC yield as of the end of June was 0.27%.

Two cuts in 12 months leave interest rates at 45-year lows

At the beginning of the fund's fiscal year in July of 2002, the economy was sluggish and investors were alert to the possibility that the Federal Reserve Board might cut short-term interest rates in an effort to stimulate the economy. We extended the fund's average maturity early in the period to lock in yields for as long as possible.

However, the Fed took no action until early November, when it lowered the Federal Funds Rate - the rate banks charge each other for overnight borrowing - by 0.50% to 1.25%. Short-term interest rates remained at that level throughout most of the period, but the economy failed to respond.

In May, the economy seemed to be recovering from the reversal that occurred during the war in Iraq, but the Fed became increasingly concerned about the prospect of deflation. Deflation refers to a downward spiral in the price of goods and services brought about by decreasing demand, which can lead to increased unemployment and a stalled economy. Late in June, the Fed reduced interest rates again, this time by 0.25% to 1.00%.

Managed maturities, commercial paper help maximize income

We positioned the fund to generate as much income as possible given the low level of money market interest rates, keeping maturities on the longer side to lock in yields to the extent possible. During the past 12 months, the fund's average maturity ranged from 48 days in the fall of 2002 to 71 days in the spring of 2003, ending June at 64 days. Maturities shift every day as we buy and sell securities or as they mature.

Throughout the period, commercial paper comprised the bulk of the portfolio because that's where value and yields were most attractive. During the first half of the fund's fiscal year, we also invested a portion of assets in U.S. government agency securities, seeking higher yields without sacrificing relative safety. However, when concerns arose about accounting procedures at Freddie Mac (a major player in the home-mortgage market), we again focused on quality, investing almost exclusively in commercial paper and bank notes.

Fed expected to "wait and see"

With the Fed's most recent rate cut in June, it seems unlikely that short-term interest rates will go much below current levels. In fact, most financial experts agree that the Fed is unlikely to lower the Federal Funds Rate below 0.75%. Although economists generally expect the combined stimulus of rate cuts and tax policies to have positive effects on the economy in the second half of 2003, unemployment numbers recently touched new highs for this cycle and current economic data show little progress.

We believe the Fed will hold off for the time being, closely monitoring the health of the economy, and we expect to pursue the strategies we have used in the past 12 months, emphasizing high quality and keeping average maturities on the longer side. We will also strive to move quickly to take advantage of investment opportunities as they arise.

                          CDC NVEST MONEY MARKET FUNDS

CDC NVEST TAX EXEMPT MONEY MARKET TRUST                    MANAGEMENT DISCUSSION
--------------------------------------------------------------------------------
The income available from money market investments slowed to a trickle during the 12 months ended June 30, 2003. However, CDC Nvest Tax Exempt Money Market Trust maintained a constant price of $1.00 per share throughout the period. The fund also provided a total return of 0.28%, based on the net asset value of Class A shares and $0.0028 per share in reinvested dividends. Its seven-day SEC yield as of the end of June was 0.10%, after the expense waiver. The fund's seven-day yield is equivalent to a taxable yield of 0.15%, based on the highest 2003 federal tax bracket of 35%.

Interest rates steady at low levels

Although short-term interest rates generally remained stable during the past 12 months, all eyes were on the Federal Reserve Board, waiting to see whether concerns about the economy and deflation would drive them to cut rates further. Deflation refers to a downward spiral in prices for goods and services brought about by decreasing demand, which can lead to increased unemployment and a stalled economy. However, the Fed remained on the sidelines until November of 2002, when it slashed the Federal Funds Rate - the rate banks charge each other for overnight borrowing - by 0.50% to 1.25%. Just days before the end of the fund's fiscal year, the Fed again lowered rates, this time by 0.25% to 1.00%, the lowest level in 45 years.

Throughout the period, we adjusted the fund's average maturity to take advantage of rate fluctuations in the fixed-income market generally, as well as to capitalize on seasonal factors that are unique to the tax-exempt markets. During the past 12 months, the fund's average maturity ranged from 40 days in November of 2002 to 74 days in January of 2003. Maturities change daily as we buy and sell securities or as they mature.

                           % OF NET ASSETS
                               AS OF
LARGEST STATES         6/30/03       12/31/02
---------------------------------------------
Texas                     22.9%          18.6%
---------------------------------------------
Florida                    9.0            9.0
---------------------------------------------
Hawaii                     7.2            6.7
---------------------------------------------
Wyoming                    7.0            3.1
---------------------------------------------
Illinois                   6.6            6.2
---------------------------------------------
Tennessee                  6.6           10.4

Seasonal factors influenced supply / demand

During any given year there are two periods of increased activity in the municipal bond markets: July and January. Because the fiscal year-end for most municipalities is June 30, the supply of newly issued, one-year, fixed-rate securities typically is high in late June. This means we are usually most active in the market at the start of the fund's fiscal year in July because the large increase in supply generally produces attractive yields.

At the beginning of the fund's fiscal year last July, the supply of new issues was substantial, but the credit quality of many of the notes concerned us. Reflecting the stresses on the nation's economy, many states were in poor fiscal health and watching their budget deficits grow. Consequently, we focused on states and municipalities that were effectively managing their budget problems.

Typically, each December shareholders of tax-exempt money market funds redeem shares to meet year-end tax payments or for other expenses. Since money market funds are the largest purchasers of variable-rate securities, demand for these securities drops off in December, sending prices lower and yields up. However, redemptions were down in December of 2002, resulting in only minor rate increases.

During the second half of the fund's fiscal year, we were concerned that the sluggish economy might prompt the Fed to lower interest rates again, so we extended maturities to lock in yields, and then shortened again, in preparation for the next influx of new notes. The fund's average maturity at June 30, 2003 was 45 days.

Interest rates expected to be flat or falling

With its latest cut, the Fed signaled that interest rates would remain low for now, but the question remains whether that quarter-point rate cut will be enough. We believe the Fed will maintain a hands-off policy for the time being, closely monitoring the health of the economy. As specialists in money market investing, we will put our experience and buying power to work to benefit shareholders as opportunities present themselves.

These two funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although both funds seek to maintain a constant share price of $1.00, it is possible to lose money by investing in them.

The portfolio manager's commentary reflects the conditions and actions taken during the reporting period, which are subject to change. A shift in opinion may result in strategic and other portfolio changes.

Some of CDC Nvest Tax Exempt Money Market Trust's income may be subject to federal and state taxes. Capital gains are fully taxable. Investors may be subject to the Alternative Minimum Tax (AMT). See the fund's prospectus for details.

     NOT FDIC INSURED           MAY LOSE VALUE            NO BANK GUARANTEE

                   CASH MANAGEMENT TRUST - MONEY MARKET SERIES

Investments as of June 30, 2003

INVESTMENTS -- 99.8% OF TOTAL NET ASSETS

 PRINCIPAL
  AMOUNT         DESCRIPTION                                                                                VALUE (a)
-----------------------------------------------------------------------------------------------------------------------
                 COMMERCIAL PAPER -- 71.9%
                 AIRLINE -- 1.6%
$   7,585,000    New York City, NY, Industrial Development Agency, 1.000%, 7/01/2008 (c) ............    $    7,585,000
                                                                                                         --------------
                 ASSET-BACKED -- 16.3%
   10,000,000    Market Street Funding Corp., 144A, 1.320%, 7/01/2003 ...............................        10,000,000
   10,000,000    Greyhawk Funding LLC, 144A, 1.230%, 7/11/2003 ......................................         9,996,583
   10,000,000    Greyhawk Funding LLC, 144A, 0.950%, 7/15/2003 ......................................         9,996,306
    5,000,000    Fountain Square Commercial Funding Corp., 144A, 1.260%, 7/17/2003 ..................         4,997,200
    5,000,000    Market Street Funding Corp., 144A, 1.180%, 7/25/2003 ...............................         4,996,067
   10,000,000    Fountain Square Commercial Funding Corp., 144A, 1.220%, 8/04/2003 ..................         9,988,478
    5,000,000    Govco, Inc., 144A, 1.210%, 8/08/2003 ...............................................         4,993,614
   20,000,000    Special Purpose Accounts Receivable Cooperative Corp., 144A, 1.230%, 8/08/2003 .....        19,974,033
                                                                                                         --------------
                                                                                                             74,942,281
                                                                                                         --------------
                 BANKING -- 13.9%
    5,000,000    Societe Generale North America, 1.245%, 7/07/2003 ..................................         4,998,963
    4,000,000    Alliance & Leicester PLC, 1.305%, 7/09/2003 ........................................         3,998,840
   10,000,000    Banco Bilbao Vizcaya Argentaria Puerto Rico, 1.250%, 7/17/2003 .....................         9,994,444
   10,000,000    Yorkshire Building Society, 1.220%, 7/21/2003 ......................................         9,993,222
   10,000,000    Alliance & Leicester PLC, 1.250%, 7/21/2003 ........................................         9,993,055
    5,000,000    Alliance & Leicester PLC, 1.270%, 7/21/2003 ........................................         4,996,472
    5,000,000    HBOS Treasury Services PLC, 1.230%, 7/31/2003 ......................................         4,994,875
   15,000,000    Banco Rio de la Plata SA, 0.970%, 3/18/2004 ........................................        14,894,513
                                                                                                         --------------
                                                                                                             63,864,384
                                                                                                         --------------
                 BUILDING -- 7.5%
    1,225,000    Shayeson-Huff Properties LLC, 1.250%, 11/01/2016 (c) ...............................         1,225,000
    2,875,000    Cardiology Building Associates LLC, 1.150%, 10/01/2021 (c) .........................         2,875,000
    2,700,000    J&M LLC, 1.313%, 10/01/2026 (c) ....................................................         2,700,000
   17,450,000    MOB Management Two LLC, 1.350%, 12/01/2026 (c) .....................................        17,450,000
    5,200,000    VWS McAdory Market LLC, 1.150%, 7/01/2027 (c) ......................................         5,200,000
    2,015,000    Daniel Land Co., 1.313%, 10/01/2027 (c) ............................................         2,015,000
    3,130,000    MOB Management One LLC, 1.350%, 12/01/2031 (c) .....................................         3,130,000
                                                                                                         --------------
                                                                                                             34,595,000
                                                                                                         --------------
                 EDUCATION -- 6.3%
   15,000,000    Board of Trustees of the Leland Stanford Junior University, 1.220%, 7/07/2003 ......        14,996,950
    5,000,000    Board of Trustees of the Leland Stanford Junior University, 1.030%, 9/10/2003 ......         4,989,843
    9,000,000    Yale University, 1.020%, 9/26/2003 .................................................         8,977,815
                                                                                                         --------------
                                                                                                             28,964,608
                                                                                                         --------------
                 ELECTRIC UTILITIES -- 2.2%
   10,000,000    AES Shady Point, Inc., 1.220%, 9/02/2003 ...........................................         9,978,650
                                                                                                         --------------
                 FINANCIAL SERVICES -- 7.2%
    5,000,000    UBS Finance (Delaware) LLC, 1.310%, 7/01/2003 ......................................         5,000,000
   10,000,000    Private Export Funding Corp., 1.220%, 7/22/2003 ....................................         9,992,883
    5,000,000    CSN Overseas, 1.270%, 10/16/2003 ...................................................         4,981,126
    5,000,000    Private Export Funding Corp., 1.120%, 11/13/2003 ...................................         4,979,000
    2,425,000    SSK Co. LLC, 1.250%, 11/01/2021 (c) ................................................         2,425,000
    2,035,000    Jobs Co. (The) LLC, 1.313%, 2/01/2022 (c) ..........................................         2,035,000
    3,430,000    Alpine Capital Investments LLC, 1.280%, 9/15/2027 (c) ..............................         3,430,000
                                                                                                         --------------
                                                                                                             32,843,009
                                                                                                         --------------
                 GOVERNMENT -- 2.2%
   10,000,000    Mississippi, 1.640%, 12/01/2003 ....................................................        10,000,177
                                                                                                         --------------
                 HEALTH CARE PROVIDERS -- 2.4%
   11,000,000    Dean Health Systems, Inc., 1.150%, 7/15/2003 .......................................        10,995,081
                                                                                                         --------------
                 HOSPITAL -- 0.7%
    3,130,000    Birmingham, AL, Special Care Facilities Financing Authority, 1.313%,
                  9/01/2018 (c) .....................................................................         3,130,000
                                                                                                         --------------
                 MULTI-FAMILY -- 4.2%
    2,500,000    New York City, NY, Housing Development Corp., 1.020%, 1/15/2034 (c) ................         2,500,000
    2,100,000    Florida Housing Finance Corp., (Stuart Pointe Partners), 1.050%, 4/01/2034 (c) .....         2,100,000
   10,000,000    New York Housing Finance Agency, 1.020%, 11/01/2034 (c) ............................        10,000,000
    4,544,838    Los Angeles, CA, Community Redevelopment Agency, 1.100%, 12/15/2034 (c) ............         4,544,838
                                                                                                         --------------
                                                                                                             19,144,838
                                                                                                         --------------
                 PUBLIC POWER/UTILITY -- 4.1%
   19,000,000    New Jersey Economic Development Authority, 1.000%, 9/01/2021 (c) ...................        19,000,000
                                                                                                         --------------
                 SINGLE-FAMILY -- 1.1%
    5,000,000    Connecticut Housing Finance Authority, 1.050%, 5/15/2033 (c) .......................         5,000,000
                                                                                                         --------------
                 U.S. GOVERNMENT AGENCIES -- 2.2%
    5,000,000    Student Loan Marketing Association, Medium Term Note, 2.600%, 7/02/2003 ............         5,002,900
    5,000,000    Federal Home Loan Mortgage Corp. Discount Notes, 1.170%, 3/25/2004 .................         4,956,450
                                                                                                         --------------
                                                                                                              9,959,350
                                                                                                         --------------
                 Total Commercial Paper (Cost $330,002,378) .........................................       330,002,378
                                                                                                         --------------
                 BANK NOTE -- 2.2%
   10,000,000    Bank of America NA, 1.230%, 7/10/2003 ..............................................        10,000,000
                                                                                                         --------------
                 Total Bank Note (Cost 10,000,000) ..................................................        10,000,000
                                                                                                         --------------
                 MEDIUM TERM NOTE -- 4.4%
   15,000,000    Caterpillar Financial Services Corp., 1.370%, 7/09/2003 (c) ........................        15,000,000
    5,000,000    General Electric Capital Corp., Medium Term Note, 1.170%, 10/17/2003 (c) ...........         5,000,000
                                                                                                         --------------
                 Total Medium Term Note (Cost $20,000,000) ..........................................        20,000,000
                                                                                                         --------------
                 CERTIFICATES OF DEPOSIT -- 17.4%
   10,000,000    Svenska Handelsbanken AB/NY, 1.200%, 8/22/2003 .....................................        10,000,236
   20,000,000    Toronto-Dominion Bank (The)/NY, 1.510%, 11/12/2003 .................................        20,000,000
   10,000,000    Credit Agricole Indosuez/NY, 1.050%, 1/16/2004 .....................................         9,999,864
   10,000,000    Rabobank Nederland NV/NY, 1.043%, 1/22/2004 (c) ....................................        10,000,000
   10,000,000    Harris Trust & Savings Bank, 1.320%, 3/01/2004 .....................................         9,999,667
   10,000,000    Abbey National Treasury Services PLC, 1.040%, 3/08/2004 (c) ........................         9,999,318
    5,000,000    UBS AG (Stamford, CT), 1.095%, 3/15/2004 ...........................................         4,999,562
    5,000,000    Credit Agricole Indosuez/NY, 1.310%, 4/15/2004 (c) .................................         5,000,000
                                                                                                         --------------
                 Total Certificates of Deposit (Cost $79,998,647) ...................................        79,998,647
                                                                                                         --------------
                 TIME DEPOSITS -- 3.9%
   17,900,000    BNP Paribas SA, 1.375%, 7/01/2003 ..................................................        17,900,000
                                                                                                         --------------
                 Total Time Deposits (Cost $17,900,000) .............................................        17,900,000
                                                                                                         --------------
                 SHORT TERM INVESTMENT -- 0.0%
       44,848    Repurchase Agreement with Investors Bank & Trust Co. dated 6/30/2003 at 0.75% to be repurchased at $44,849 on 7/01/2003, collateralized by $45,409 Government National Mortgage Association Bond, 5.375%, due
                  4/20/2024 valued at $47,090 .......................................................            44,848
                                                                                                         --------------
                 Total Short Term Investment (Cost $44,848) .........................................            44,848
                                                                                                         --------------
                   Total Investments -- 99.8% (Identified Cost $457,945,873) (b) ....................       457,945,873
                   Other assets less liabilities ....................................................         1,011,385
                                                                                                         --------------
                   Total Net Assets -- 100.0% .......................................................    $  458,957,258
                                                                                                         ==============

(a)    See Note 2a of Notes to Financial Statements.
(b) The aggregate cost for federal income tax purposes was $457,945,873. At June 30, 2003, the components of distributable earnings, on a tax basis consisted of $198,033 of undistributed ordinary income and $0 of long-term gains.
(c) Floating rate notes are instruments whose interest rates vary with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Maturity dates shown represent the ultimate maturity of the note.
144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $74,942,281 or 16.3% of net assets.
       For the year ended June 30, 2003, the Fund has elected to defer $435 of capital losses attributable to post-October losses.

                 See accompanying notes to financial statements.

                          TAX EXEMPT MONEY MARKET TRUST

Investments as of June 30, 2003

Investments -- 99.5% of Total Net Assets

 PRINCIPAL
  AMOUNT         DESCRIPTION                                                                                VALUE (a)
-----------------------------------------------------------------------------------------------------------------------
                 ALASKA -- 5.5%
$     665,000    Alaska Industrial Development & Export Authority, 1.300%, 7/01/2003 (c) ............    $      665,000
      160,000    Alaska Industrial Development & Export Authority, 1.300%, 7/01/2005 (c) ............           160,000
       75,000    Alaska Industrial Development & Export Authority, 1.300%, 7/01/2005 (c) ............            75,000
      240,000    Alaska Industrial Development & Export Authority, 1.300%, 7/01/2006 (c) ............           240,000
      100,000    Alaska Industrial Development & Export Authority, 1.300%, 7/01/2007 (c) ............           100,000
      190,000    Alaska Industrial Development & Export Authority, 1.300%, 7/01/2007 (c) ............           190,000
      380,000    Alaska Industrial Development & Export Authority, 1.300%, 7/01/2012 (c) ............           380,000
                                                                                                         --------------
                                                                                                              1,810,000
                                                                                                         --------------
                 FLORIDA -- 9.0%
    1,000,000    Sunshine State Governmental Financing Commission, 1.000%, 7/16/2003 ................         1,000,000
      500,000    Sunshine State Governmental Financing Commission, 0.900%, 9/10/2003 ................           500,000
      500,000    Gainesville, FL, Utility Systems, 0.950%, 9/10/2003 ................................           500,000
    1,000,000    Palm Beach County, FL, Industrial Development, 1.250%, 11/01/2011 (c) ..............         1,000,000
                                                                                                         --------------
                                                                                                              3,000,000
                                                                                                         --------------
                 HAWAII -- 7.2%
      500,000    Honolulu, HI, City & County, 0.950%, 8/07/2003 .....................................           500,000
    1,875,000    Honolulu, HI, City & County, 1.300%, 12/01/2013 (c) ................................         1,875,000
                                                                                                         --------------
                                                                                                              2,375,000
                                                                                                         --------------
                 ILLINOIS -- 6.6%
    2,200,000    McCook, IL, 1.050%, 12/01/2021 (c) .................................................         2,200,000
                                                                                                         --------------
                 INDIANA -- 1.5%
      500,000    Indiana Bond Bank, 2.000%, 1/27/2004 ...............................................           502,885
                                                                                                         --------------
                 IOWA -- 3.0%
    1,000,000    West Des Moines, IA, Commerical Development, 0.970%, 12/01/2014 (c) ................         1,000,000
                                                                                                         --------------
                 MARYLAND -- 4.5%
    1,500,000    Baltimore County, MD, Metropolitan District, 1.100%, 7/11/2003 .....................         1,500,000
                                                                                                         --------------
                 MASSACHUSETTS -- 4.5%
      500,000    Commonwealth of Massachusetts, 0.900%, 8/11/2003 ...................................           500,000
      500,000    Massachusetts Health & Educational Facilities Authority,
                  (Capital Asset Program), 0.900%, 7/01/2010 (c) ....................................           500,000
      500,000    Massachusetts, (Central Artery), 0.950%, 12/01/2030 (c) ............................           500,000
                                                                                                         --------------
                                                                                                              1,500,000
                                                                                                         --------------
                 MINNESOTA -- 1.5%
      500,000    Rochester, MN, Health Care Facilities, 0.900%, 9/10/2003 ...........................           500,000
                                                                                                         --------------
                 PENNSYLVANIA -- 6.0%
    2,000,000    Quakertown, PA, Hospital Authority, 0.950%, 7/01/2005 (c) ..........................         2,000,000
                                                                                                         --------------
                 SOUTH CAROLINA -- 1.5%
      500,000    Berkeley County, SC, Pollution Control, (Amoco Chemical Co.),
                  0.950%, 7/01/2012 (c) .............................................................           500,000
                                                                                                         --------------
                 TENNESSEE -- 6.6%
    2,200,000    Blount County, TN, Industrial Development Board, 1.200%, 8/01/2008 (c) .............         2,200,000
                                                                                                         --------------
                 TEXAS -- 22.9%
    1,500,000    San Antonio, TX, Water System, 1.000%, 7/09/2003 ...................................         1,500,000
      500,000    Austin, TX, 0.900%, 8/14/2003 ......................................................           500,000
    1,500,000    Texas State, 2.750%, 8/29/2003 .....................................................         1,503,227
    2,100,000    Montgomery County, TX, Industrial Development Authority, 1.300%, 8/01/2017 (c) .....         2,100,000
    1,000,000    San Antonio, TX, Airport System, 1.150%, 4/01/2020 (c) .............................         1,000,000
    1,000,000    Houston, TX, Independent School District, 1.050%, 6/15/2033 ........................           999,690
                                                                                                         --------------
                                                                                                              7,602,917
                                                                                                         --------------
                 UNITED STATES -- 3.2%
    1,045,000    Puttable Floating Option Tax-Exempt Receipts, 0.950%, 1/01/2032 (c) ................         1,044,960
                                                                                                         --------------
                 UTAH -- 4.5%
      500,000    Intermountain Power Agency, 1.000%, 7/01/2015 (c) ..................................           500,000
    1,000,000    Intermountain Power Agency, 0.950%, 7/01/2018 (c) ..................................         1,000,000
                                                                                                         --------------
                                                                                                              1,500,000
                                                                                                         --------------
                 WASHINGTON -- 3.0%
      315,000    Moses Lake, WA, 1.500%, 8/01/2003 ..................................................           315,000
      300,000    Pierce County, WA, Fire Protection, District No. 16, 1.100%, 12/01/2003 ............           300,000
      370,000    Franklin County, WA, 3.500%, 12/01/2003 ............................................           373,065
                                                                                                         --------------
                                                                                                                988,065
                                                                                                         --------------
                 WISCONSIN -- 1.5%
      500,000    West Allis West Milwaukee, WI, School District, 1.800%, 9/22/2003 ..................           500,055
                                                                                                         --------------
                 WYOMING -- 7.0%
    1,000,000    Sweetwater County, WY, Pollution Control, 1.050%, 7/16/2003 ........................         1,000,000
    1,330,000    Sublette County, WY, Pollution Control (Exxon Mobil Corp.), 0.900%, 11/01/2014 (c)..         1,330,000
                                                                                                         --------------
                                                                                                              2,330,000
                                                                                                         --------------
                 Total Investments -- 99.5% (Identified Cost $33,053,882) (b) .......................        33,053,882
                 Other assets less liabilities ......................................................           157,521
                                                                                                         --------------
                 Total Net Assets -- 100.0% .........................................................    $   33,211,403
                                                                                                         ==============

(a)    See Note 2a of Notes to Financial Statements.
(b) The aggregate cost for federal income tax purposes was $33,053,882. At June 30, 2003 the fund had a capital loss carryover of approximately $7,652, which expires on June 30, 2008. This may be available to offset future realized capital gains, if any, to the extent provided by regulations.
At June 30, 2003, the components of distributable earnings, on a tax basis consisted of $66,404 of undistributed ordinary income and $0 of long-term gains.
(c) Floating rate notes are instruments whose interest rates vary with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Maturity dates shown represent the ultimate maturity of the note.

                 See accompanying notes to financial statements.

                       STATEMENTS OF ASSETS & LIABILITIES

June 30, 2003

                                                          CASH MANAGEMENT TRUST      TAX EXEMPT
                                                              MONEY MARKET          MONEY MARKET
                                                                 SERIES                TRUST
                                                          ---------------------    ---------------
ASSETS
  Investments, at value (Identified cost $457,945,873
   and $33,053,882, respectively) .....................   $         457,945,873    $    33,053,882
  Cash ................................................                      --             73,511
Receivable for:
  Shares sold .........................................               3,157,226            251,333
  Interest ............................................                 674,494             97,612
                                                          ---------------------    ---------------
                                                                    461,777,593         33,476,338
                                                          ---------------------    ---------------

LIABILITIES
Payable for:
  Shares redeemed .....................................               2,257,568            156,084
  Dividends payable ...................................                   1,970                194
Accrued expenses:
  Management fees .....................................                 155,279              9,899
  Deferred Trustees' fees .............................                 133,903             45,527
  Transfer agent ......................................                 166,793             12,134
  Accounting and administrative fees ..................                  30,443              2,146
  Other expenses ......................................                  74,379             38,951
                                                          ---------------------    ---------------
                                                                      2,820,335            264,935
                                                          ---------------------    ---------------

NET ASSETS ............................................   $         458,957,258    $    33,211,403
                                                          =====================    ===============

Net assets consist of:
  Paid in capital .....................................   $         458,890,312    $    33,198,328
  Undistributed (overdistributed) net investment
   income .............................................                  67,382             20,727
  Accumulated net realized gain (loss) on investments..                    (436)            (7,652)
                                                          ---------------------    ---------------
NET ASSETS ............................................   $         458,957,258    $    33,211,403
                                                          =====================    ===============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:

  CLASS A SHARES:
  Net assets ..........................................   $         418,814,444    $    32,800,019
                                                          =====================    ===============
  Shares of beneficial interest .......................             418,749,219         32,786,586
                                                          =====================    ===============
  Net asset value and redemption price per share ......   $                1.00    $          1.00
                                                          =====================    ===============
  CLASS B SHARES:
  Net assets ..........................................   $          36,212,580    $       411,384
                                                          =====================    ===============
  Shares of beneficial interest .......................              36,211,640            411,269
                                                          =====================    ===============
  Net asset value and redemption price per share ......   $                1.00    $          1.00
                                                          =====================    ===============
  CLASS C SHARES:
  Net assets ..........................................   $           3,930,234    $            --
                                                          =====================    ===============
  Shares of beneficial interest .......................               3,929,667                 --
                                                          =====================    ===============
  Net asset value and redemption price per share ......   $                1.00    $            --
                                                          =====================    ===============

                 See accompanying notes to financial statements.

                            STATEMENTS OF OPERATIONS

For the Year Ended June 30, 2003

                                                                               CASH MANAGEMENT TRUST -       TAX EXEMPT
                                                                                    MONEY MARKET            MONEY MARKET
                                                                                       SERIES                   TRUST
                                                                               -----------------------   ------------------
INVESTMENT INCOME
  Interest ................................................................    $             8,440,666   $          525,367
                                                                               -----------------------   ------------------
  Expenses
    Management fees .......................................................                  2,039,902              144,315
    Trustees' fees and expenses ...........................................                     54,553               10,543
    Accounting and administrative .........................................                    371,431               25,898
    Custodian fees ........................................................                     73,120               38,877
    Transfer agent ........................................................                  1,754,984              130,943
    Audit and tax services ................................................                     25,938               25,405
    Legal fees ............................................................                     43,127                4,220
    Shareholder reporting .................................................                     29,546                6,098
    Registration fees .....................................................                     78,102               32,869
    Miscellaneous .........................................................                     33,301                4,083
                                                                               -----------------------   ------------------
  Total expenses before reductions ........................................                  4,504,004              423,251
    Less reimbursement/waiver .............................................                         --               (3,439)
    Less reductions .......................................................                         --                 (621)
                                                                               -----------------------   ------------------
  Net expenses ............................................................                  4,504,004              419,191
                                                                               -----------------------   ------------------
Net investment income .....................................................                  3,936,662              106,176
                                                                               -----------------------   ------------------
REALIZED GAIN (LOSS) ON INVESTMENTS
  Realized gain (loss) on investments - net ...............................                      1,073                   --
                                                                               -----------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........    $             3,937,735   $          106,176
                                                                               =======================   ==================

                 See accompanying notes to financial statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                            CASH MANAGEMENT TRUST -                      TAX EXEMPT
                                                              MONEY MARKET SERIES                    MONEY MARKET TRUST
                                                        --------------------------------    --------------------------------
                                                          YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                           JUNE 30,          JUNE 30,          JUNE 30,          JUNE 30,
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
FROM OPERATIONS
  Net investment income .............................   $    3,936,662    $    9,667,827    $      106,176    $      363,895
  Net realized gain (loss) on investments and
   foreign currency transactions ....................            1,073            19,248                --                --
                                                        --------------    --------------    --------------    --------------
  Increase in net assets resulting from operations ..        3,937,735         9,687,075           106,176           363,895
                                                        --------------    --------------    --------------    --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income (a)
    Class A .........................................       (3,638,617)       (9,133,092)         (100,895)         (361,484)
    Class B .........................................         (283,294)         (482,242)             (899)           (2,411)
    Class C .........................................          (34,420)          (57,910)               --                --
                                                        --------------    --------------    --------------    --------------
                                                            (3,956,331)       (9,673,244)         (101,794)         (363,895)
                                                        --------------    --------------    --------------    --------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares (b) ..................      626,533,663       773,190,735        28,748,326        35,818,308
  Net asset value of shares issued in connection
   with the reinvestment of dividends from net
   investment income and distributions from net
   realized gains ...................................        3,848,644         9,444,340            99,510           355,426
  Cost of shares redeemed ...........................     (703,454,020)     (795,752,837)      (34,137,875)      (45,134,739)
                                                        --------------    --------------    --------------    --------------
Decrease in net assets derived from capital share
 transactions .......................................      (73,071,713)      (13,117,762)       (5,290,039)       (8,961,005)
                                                        --------------    --------------    --------------    --------------
  Total decrease in net assets ......................      (73,090,309)      (13,103,931)       (5,285,657)       (8,961,005)

NET ASSETS
  Beginning of period ...............................      532,047,567       545,151,498        38,497,060        47,458,065
                                                        --------------    --------------    --------------    --------------
  End of period .....................................   $  458,957,258    $  532,047,567    $   33,211,403    $   38,497,060
                                                        ==============    ==============    ==============    ==============
UNDISTRIBUTED NET INVESTMENT INCOME .................   $       67,382    $       66,294    $       20,727    $       16,345
                                                        ==============    ==============    ==============    ==============

(a) Amounts distributed include a net realized short-term gain of $8,450 for the Cash Management Trust Money Market Series for the year ended June 30, 2002.
(b)  Shares of the series are sold and redeemed at Net Asset Value ($1.00).

                 See accompanying notes to financial statements.

                              FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

                                                             INCOME FROM INVESTMENT OPERATIONS:
                                             NET ASSET    ----------------------------------------
                                               VALUE,                   NET REALIZED
                                             BEGINNING       NET       AND UNREALIZED   TOTAL FROM
                                                OF        INVESTMENT   GAIN (LOSS) ON   INVESTMENT
                                             THE PERIOD     INCOME       INVESTMENTS    OPERATIONS
                                             ----------   ----------   --------------   ----------
CASH MANAGEMENT TRUST- MONEY MARKET SERIES

  CLASS A,B,C
  6/30/2003                                  $     1.00   $   0.0076   $           --   $   0.0076
  6/30/2002                                        1.00       0.0175               --       0.0175
  6/30/2001                                        1.00       0.0524               --       0.0524
  6/30/2000                                        1.00       0.0498               --       0.0498
  6/30/1999                                        1.00       0.0445               --       0.0445

TAX EXEMPT MONEY MARKET TRUST

  CLASS A,B
  6/30/2003                                  $     1.00   $   0.0028   $           --   $   0.0028
  6/30/2002                                        1.00       0.0085               --       0.0085
  6/30/2001                                        1.00       0.0317               --       0.0317
  6/30/2000                                        1.00       0.0309               --       0.0309
  6/30/1999                                        1.00       0.0276               --       0.0276

                                                              LESS DISTRIBUTIONS:
                                             ------------------------------------------------
                                               DIVIDENDS        DISTRIBUTIONS                    NET ASSET
                                                 FROM              FROM NET                        VALUE,        TOTAL
                                             NET INVESTMENT        REALIZED         TOTAL          END OF        RETURN
                                                 INCOME         CAPITAL GAINS   DISTRIBUTIONS    THE PERIOD        (%)
                                             --------------     -------------   -------------    ----------      ------
CASH MANAGEMENT TRUST- MONEY MARKET SERIES

  CLASS A,B,C
  6/30/2003                                  $      (0.0076)    $          --   $     (0.0076)   $     1.00         0.8
  6/30/2002                                         (0.0175)(a)            --         (0.0175)         1.00         1.8
  6/30/2001                                         (0.0524)(a)            --         (0.0524)         1.00         5.4
  6/30/2000                                         (0.0498)(a)            --         (0.0498)         1.00         5.1
  6/30/1999                                         (0.0445)(a)            --         (0.0445)         1.00         4.6

TAX EXEMPT MONEY MARKET TRUST

  CLASS A,B
  6/30/2003                                  $      (0.0028)    $          --   $     (0.0028)   $     1.00         0.3(b)
  6/30/2002                                         (0.0085)               --         (0.0085)         1.00         0.9
  6/30/2001                                         (0.0317)               --         (0.0317)         1.00         3.2(b)
  6/30/2000                                         (0.0309)(a)            --         (0.0309)         1.00         3.1(b)
  6/30/1999                                         (0.0276)               --         (0.0276)         1.00         2.8(b)

                                                                 RATIOS TO AVERAGE NET ASSETS:
                                                                 -----------------------------
                                               NET ASSETS,                      EXPENSES AFTER         NET
                                                 END OF                             EXPENSE         INVESTMENT
                                               THE PERIOD         EXPENSES        REDUCTIONS         INCOME
                                                (000'S)              (%)              (%)              (%)
                                             --------------     ------------    --------------      ----------
CASH MANAGEMENT TRUST- MONEY MARKET SERIES

  CLASS A,B,C
  6/30/2003                                  $      458,957             0.88              0.88            0.77
  6/30/2002                                         532,048             0.91              0.91            1.75
  6/30/2001                                         545,151             0.84              0.84            5.27
  6/30/2000                                         603,916             0.84              0.84            4.96
  6/30/1999                                         664,609             0.84              0.84            4.46

TAX EXEMPT MONEY MARKET TRUST

  CLASS A,B
  6/30/2003                                  $       33,211             1.16(c)           1.16(c)(e)      0.29
  6/30/2002                                          38,497             1.16              1.16(d)         0.86
  6/30/2001                                          47,458             0.86(c)           0.86(c)         3.20
  6/30/2000                                          71,964             0.65(c)           0.65(c)         3.10
  6/30/1999                                          84,879             0.65(c)           0.65(c)         2.76

The subadviser to the Trusts prior to June 1, 2001, was Back Bay Advisors, L.P. Effective June 1, 2001, Reich & Tang Asset Management, LLC became the subadviser to the Trusts.
(a)  Including net realized gain (loss) on investments.
(b) Had certain expenses not been reduced during the period, total returns would have been lower.
(c)  After giving effect to an expense limitation and fee waiver.
(d) Tax Exempt Money Market Trust had Custodian fee credits totalling $304 during the year ended June 30, 2002.
(e) Tax Exempt Money Market Trust had Custodian fee credits totalling $621 during the year ended June 30, 2003.

                 See accompanying notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS

For the Year Ended June 30, 2003

1. Organization. CDC Nvest Cash Management Trust - Money Market Series and CDC Nvest Tax Exempt Money Market Trust (the "Trusts" and each a "Trust") are organized as Massachusetts business trusts. Each Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Each Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust.

CDC Nvest Cash Management Trust - Money Market Series (the "CMT Money Market Series") offers Class A, Class B and Class C shares. The Trust seeks maximum current income consistent with preservation of capital and liquidity.

CDC Nvest Tax Exempt Money Market Trust (the "Tax Exempt Money Market Trust") offers Class A and Class B shares. The Trust seeks current income exempt from federal income taxes consistent with the preservation of principal.

Shares of the Trusts are sold without a front end sales charge. Shares acquired by exchange of shares of another CDC Nvest stock or bond fund may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Trust in the preparation of its financial statements. The Trusts' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America that require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Security Valuation. The Trusts employ the amortized cost method of security valuation as set forth in Rule 2a-7 under the Investment Company Act of 1940 which, in the opinion of the Trustees of each Trust, represents the fair value of the particular security. The amortized cost of a security is determined by valuing it at original cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium.

b. Repurchase Agreements. The Trusts, through their custodian, receive delivery of the underlying securities collateralizing repurchase agreements. It is the Trusts' policy that the market value of the collateral be at least equal to 100% of the repurchase price including interest. The subadviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Trust's ability to dispose of the underlying security.

c. Security Transactions and Related Investment Income. Security transactions are accounted for on trade date and interest income is recorded on an accrual basis. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

d. Federal Income Taxes. Each Trust intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its taxable and tax exempt income. Accordingly, no provision for federal income tax has been made. Distributions from net investment income and short-term capital gains are treated as ordinary income for tax purposes.

e. Dividends and Distributions to Shareholders. Dividends and distributions are declared daily to shareholders of record at the time and are paid monthly. Long-term gain distributions, if any, will be made annually. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to deferred Trustee fees.

f. Other. Each Trust invests primarily in a portfolio of money market instruments maturing in 397 days or less whose ratings are within the two highest rating categories of a nationally recognized rating agency or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Trusts to meet their obligations may be affected by foreign, economic, political and legal developments in the case of foreign banks, foreign branches, or subsidiaries of U.S. banks, or domestic economic developments in a specific industry, state or region.

3. Investment Transactions. For the year ended June 30, 2003, purchases and sales or maturities of short-term obligations (including securities purchased subject to repurchase agreements) were as follows:

          Trust                     Purchases              Sales
-----------------------------    ----------------     ----------------
CMT Money Market Series          $  8,396,281,205     $  8,485,298,979
Tax Exempt Money Market Trust          72,052,811           77,267,229

For the Year Ended June 30, 2003

4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

a. Management Fees. CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers") is the investment adviser to each of the Trusts. Under the terms of the management agreements, each Trust pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Trust's average daily net assets:

                                                         Percentage of Average Daily Net Assets
                                --------------------------------------------------------------------------------------------
                                   First            Next            Next            Next            Next            Over
        Trust                   $100 million    $400 million    $500 million    $500 million    $500 million     $2 billion
-----------------------------   ------------    ------------    ------------    ------------    ------------    ------------
CMT Money Market Series                0.400%          0.400%          0.375%          0.325%          0.275%          0.225%
Tax Exempt Money Market Trust          0.400%          0.300%          0.300%          0.300%          0.300%          0.300%

For the year ended June 30, 2003, the management fees for each Trust were as follows:

                                                                                Percentage of Average
                                   Gross         Waiver of          Net            Daily Net Assets
                                 Management      Management      Management     ---------------------
        Fund                        Fee             Fee             Fee           Gross         Net
-----------------------------   ------------    ------------    ------------    ----------    -------
CMT Money Market Series         $  2,039,902    $         --    $  2,039,902         0.400%     0.400%
Tax Exempt Money Market Trust        144,315           3,439         140,876         0.400%     0.400%

CDC IXIS Advisers has agreed to voluntarily waive its management fee (and, to the extent necessary bear other expenses of each Fund) in order to preserve the net asset value of each Fund at $1.00 per share. The expense limitations are voluntary and temporary and may be revised or terminated at any time without notice.

CDC IXIS Advisers has entered into separate subadvisory agreements for each Trust with Reich & Tang Asset Management, LLC ("Reich & Tang"). Payments to CDC IXIS Advisers are reduced by payments to the subadviser. CDC IXIS Advisers and Reich & Tang are wholly owned subsidiaries of CDC IXIS Asset Management North America, L.P. Certain officers and directors of CDC IXIS Advisers are also officers or Trustees of the Trusts.

b. Accounting and Administrative Expense. CDC IXIS Asset Management Services, Inc. ("CIS"), a wholly owned subsidiary of CDC IXIS Asset Management North America, L.P., performs certain accounting and administrative services for the Trusts and has subcontracted with Investors Bank & Trust Company to serve as subadministrator. Pursuant to an agreement among the Trusts, CDC Nvest Funds Trust I, CDC Nvest Funds Trust II, CDC Nvest Funds Trust III, CDC Nvest Companies Trust I and CIS, each Trust pays CIS its pro rata portion of a group fee for these services representing the higher amount based on the following calculations:

          (1)  Percentage of Eligible Average Daily Net Assets

                  First         Next          Over
               $5 billion    $5 billion    $10 billion
               ----------    ----------    -----------
                   0.0600%       0.0500%        0.0450%

               or

          (2) Each Trust's pro rata portion, based on eligible assets, of the annual aggregate minimum fee of $3.4 million.

For the year ended June 30, 2003, amounts paid to CIS for accounting and administrative expense were as follows:

                                  Accounting
                                     and           Percentage of Average
           Trust                 Administrative      Daily Net Assets
-----------------------------    --------------    ---------------------
CMT Money Market Series          $      371,431                    0.073%
Tax Exempt Money Market Trust            25,898                    0.072%

Prior to January 1, 2003, the annual aggregate fee to average daily net assets was 0.0350% on the first $5 billion in average daily net assets, 0.0325% on the next $5 billion in average daily net assets, and 0.0300% on average daily net assets over $10 billion. The annual aggregate minimum fee was $2.5 million.

For the Year Ended June 30, 2003

c. Transfer Agent Fees. CIS is the transfer and shareholder servicing agent for each Trust and has subcontracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. Each Trust pays CIS service fees for servicing shareholder accounts. Classes A, B and C pay service fees monthly representing the higher amount based on the following calculations:

          (1) Annual aggregate fee determined by applying an annual fee rate (see schedule below) to the eligible average daily net assets. Eligible assets are the average daily net assets of all non-networked accounts in money market funds offered within the CDC Nvest Family of Funds for which there are exchange privileges among the Funds.

                  First          Next          Over
               $650 million   $5 billion   $5.65 billion
               ------------   ----------   -------------
                      0.239%       0.200%          0.195%

               Each Class of shares is subject to an annual class minimum of $18,000.

               or

          (2) An allocated portion, based on eligible assets, of the annual aggregate minimum fee of $1.4 million.

In addition, pursuant to other servicing agreements, the classes pay service fees to other firms that provide similar services for their own shareholder accounts.

CIS, BFDS and other firms are also reimbursed by the Trusts for out-of-pocket expenses. For the year ended June 30, 2003, amounts paid to CIS as compensation for its services as transfer agent were as follows:

                                   Transfer
                                    Agent
          Trust                      Fee
-----------------------------    ------------
CMT Money Market Series          $  1,330,485
Tax Exempt Money Market Trust         109,870

Effective July 1, 2003, the annual aggregate minimum fee changed to $1.1 million.

d. Trustees Fees and Expenses. Effective June 10, 2003, the Board of Trustees approved the unification of the CDC Nvest Funds Board with the Loomis Sayles Funds I and Loomis Sayles Funds II Boards of Trustees. The result is a combined Board of Trustees comprised of CDC Nvest Funds Trustees and Loomis Sayles Trustees that will jointly govern CDC Nvest Funds Trust I, II, III, CDC Nvest Companies Trust I, CDC Nvest Cash Management Trust - Money Market Series, CDC Nvest Tax Exempt Money Market Trust and AEW Real Estate Income Fund (the "CDC Nvest Funds") and Loomis Sayles Funds I and Loomis Sayles Funds II (the "Loomis Sayles Funds").

The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of CDC IXIS Advisers, CDC IXIS Asset Management Distributors, L.P., CDC IXIS Asset Management North America L.P., CIS or their affiliates. Each other Trustee receives a retainer fee at the annual rate of $45,000 and meeting attendance fees of $4,500 for each meeting of the Board of Trustees attended. Each committee member receives an additional retainer fee at the annual rate of $7,000 while each committee chairman receives a retainer fee (beyond the $7,000 fee) at the annual rate of $5,000. The retainer fees assume four Board or Committee meetings per year; Trustees are compensated per meeting in excess of four per year, at the rate of $4,500 and $1,750, respectively. These fees are allocated to the various CDC Nvest Funds and Loomis Sayles Funds based on a formula that takes into account, among other factors, the relative net assets of each Trust.

A deferred compensation plan (the "Plan") is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been had it been invested in the Trusts or certain other CDC Nvest Funds on the normal payment date. Deferred amounts remain in the Trusts until distributed in accordance with the Plan.

e. Publishing Services. CIS performs certain desktop publishing services for the Funds. Fees for theses services are presented in the statements of operations as shareholder reporting. For the year ended June 30, 2003, amounts paid to CIS as compensation for these services were as follows:

                                  Publishing
            Trust                Services Fee
-----------------------------    ------------
CMT Money Market Series          $      3,789
Tax Exempt Money Market Trust           3,502

5. Concentration of Credit. At June 30, 2003, the Tax Exempt Money Market Trust had the following concentrations by revenue source in excess of 10% of the Trust's total net assets: Manufacturing (12.5%). The Trust also had more than 10% of its total net assets invested in tax-exempt obligations of Texas (22.9%).

                         REPORT OF INDEPENDENT AUDITORS

To the Trustees and Shareholders of CDC Nvest Cash Management Trust - Money Market Series and CDC Nvest Tax Exempt Money Market Trust

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CDC Nvest Cash Management Trust - Money Market Series and CDC Nvest Tax Exempt Money Market Trust (the "Trusts") at June 30, 2003, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trusts' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
August 8, 2003

                              TRUSTEES' INFORMATION

The Funds are governed by a Board of Trustees, which is responsible for generally overseeing the conduct of Fund business and for protecting the interests of shareholders. The trustees meet periodically throughout the year to oversee the Funds' activities, review contractual arrangements with companies that provide services to the Funds and review the Funds' performance.

                                 POSITION(s) HELD WITH                                           NUMBER OF PORTFOLIOS IN
                                 FUNDS, LENGTH OF TIME          PRINCIPAL OCCUPATION(s)         FUND COMPLEX OVERSEEN AND
NAME, AGE AND ADDRESS         SERVED AND TERM OF OFFICE/1/        DURING PAST 5 YEARS            OTHER DIRECTORSHIPS HELD
---------------------------  -----------------------------   ------------------------------   ------------------------------
INDEPENDENT TRUSTEES

Graham T. Allison, Jr. (63)          Trustee (2);            Douglas Dillon Professor and     44;
399 Boylston Street                    19 years              Director for the Belfer Center   Director, Taubman Centers,
Boston, MA 02116                                             of Science and International     Inc.; Board Member, USEC
                                                             Affairs, John F. Kennedy         Inc.
                                                             School of Government,
                                                             Harvard University

Edward A. Benjamin (65)               Trustee (1)            Director, Coal, Energy           44;
399 Boylston Street                Less than 1 year          Investments & Management,        Director, Precision Optics
Boston, MA 02116                                             LLC; formerly, Partner,          Corporation (optics
                                                             Ropes & Gray (law firm)          manufacturer)
                                                             until 1999

Daniel M. Cain (58)                    Trustee,              President and CEO, Cain          44;
452 Fifth Avenue                     Chairman (1);           Brothers & Company,              Trustee for Universal Health
New York, NY 10018                      7 years              Incorporated (investment         Realty Income Trust
                                                             banking)                         Director, PASC

Paul G. Chenault (69)                 Trustee (2)            Retired; Trustee, First          44;
5852 Pebble Beach Way              Less than 1 year          Variable Life (variable life     Director, Mailco Office
San Luis Obispo, CA 93401                                    insurance)                       Products, Inc.

Kenneth J. Cowan (71)                   Trustee              Retired                          44;
399 Boylston Street                  Chairman (2);                                            None
Boston, MA 02116                       28 years

Richard Darman (60)                  Trustee (2);            Partner, The Carlyle Group       44;
399 Boylston Street                     7 years              (investments); Chairman of       Director and Chairman, AES
Boston, MA 02116                                             the Board of Directors of        Corporation
                                                             AES Corporation
                                                             (international power company);
                                                             formerly, Professor, John F.
                                                             Kennedy School of
                                                             Government, Harvard
                                                             University

Sandra O. Moose (61)                 Trustee (1);            Senior Vice President and        44;
One Exchange Place                     21 years              Director, The Boston             Director, Verizon
Boston, MA 02109                                             Consulting Group, Inc.           Communications
                                                             (management consulting)          Director, Rohm and Haas
                                                                                              Company

John A. Shane (70)                   Trustee (2);            President, Palmer Service        44;
200 Unicorn Park Drive                 21 years              Corporation (venture capital     Director, Gensym
Woburn, MA 01801                                             organization)                    Corporation; Director,
                                                                                              Overland Data, Inc.
                                                                                              Director, Abt Associates

                              TRUSTEES' INFORMATION

                                 POSITION(s) HELD WITH                                           NUMBER OF PORTFOLIOS IN
                                 FUNDS, LENGTH OF TIME          PRINCIPAL OCCUPATION(s)           FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS         SERVED AND TERM OF OFFICE/1/        DURING PAST 5 YEARS          AND OTHER DIRECTORSHIPS HELD
---------------------------  -----------------------------   ------------------------------   ------------------------------
INDEPENDENT TRUSTEES
(continued)

Pendleton P. White (72)              Trustee (2);            Retired                          44;
6 Breckenridge Lane                    22 years                                               None
Savannah, GA 31411

INTERESTED TRUSTEES

Robert J. Blanding/2/ (56)              Trustee              President, Chairman,             44;
555 California Street              Less than 1 year          Director, and Chief              None
San Francisco, CA 94104                                      Executive Officer, Loomis
                                                             Sayles, Chief Executive
                                                             Officer - Loomis Sayles
                                                             Funds II; President and
                                                             CEO - Loomis Sayles Funds I

John T. Hailer/3/ (42)            President and Chief        President and Chief              44;
399 Boylston Street               Executive Officer,         Executive Officer, CDC IXIS      None
Boston, MA 02116                       Trustee;              Asset Management
                                       3 years               Distributors, L.P.;
                                                             President - Loomis Sayles
                                                             Funds II, formerly, Senior
                                                             Vice President, Fidelity
                                                             Investments

Peter S. Voss/4/ (56)           Chairman of the Board,       Director, President and Chief    44;
399 Boylston Street                    Trustee;              Executive Officer, CDC IXIS      Trustee of Harris Associates
Boston, MA 02116                       11 years              Asset Management North           Investment Trust/5/
                                                             America, L.P.
OFFICERS

Nicholas H. Palmerino (38)            Treasurer;             Senior Vice President, CDC       44;
399 Boylston Street                 Not Applicable           IXIS Asset Management            None
Boston, MA 02116                                             Services, Inc.; Senior Vice
                                                             President, CDC IXIS Asset
                                                             Management Advisers, L.P.;
                                                             formerly, Vice President,
                                                             Loomis, Sayles & Company,
                                                             L.P.

                              TRUSTEES' INFORMATION

                                 POSITION(s) HELD WITH                                           NUMBER OF PORTFOLIOS IN
                                 FUNDS, LENGTH OF TIME          PRINCIPAL OCCUPATION(s)           FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS         SERVED AND TERM OF OFFICE/1/        DURING PAST 5 YEARS          AND OTHER DIRECTORSHIPS HELD
---------------------------  -----------------------------   ------------------------------   ------------------------------
OFFICERS
(continued)

John E. Pelletier (39)           Secretary and Clerk;        Senior Vice President,           44;
399 Boylston Street                 Not Applicable           General Counsel, Secretary       None
Boston, MA 02116                                             and Clerk, CDC IXIS
                                                             Distribution Corporation;
                                                             Senior Vice President,
                                                             General Counsel, Secretary
                                                             and Clerk, CDC IXIS Asset
                                                             Management Distributors,
                                                             L.P.; Senior Vice President,
                                                             General Counsel, Secretary
                                                             and Clerk, CDC IXIS Asset
                                                             Management Advisers, L.P.;
                                                             Executive Vice President,
                                                             General Counsel, Secretary,
                                                             Clerk, and Director, CDC
                                                             IXIS Asset Management
                                                             Services, Inc.

(1)  Member of Audit Committee.
(2)  Member of Contract Review Committee and Governance Committee.
/1/ All Trustees serve until retirement, resignation or removal from the Board. The current retirement age is 72. Mr. White is expected to retire by December 31, 2003.
/2/ Mr. Blanding is deemed an "interested person" of CDC Nvest Funds because he holds the following positions with affiliated persons of the Trusts:
     President, Chairman, Director and Chief Executive Officer of Loomis, Sayles & Company, L.P. ("Loomis Sayles").
/3/ Mr. Hailer is an "interested person" of CDC Nvest Funds because he holds the following positions with affiliated persons of the Trusts: Director and Executive Vice President of CDC IXIS Asset Management Distribution Corporation ("CDC IXIS Distribution Corporation"); and President and Chief Executive Officer of CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers").
/4/ Mr. Voss is an "interested person" of CDC Nvest Funds because he holds the following positions with affiliated persons of the Trusts: Director of CDC IXIS Asset Management Services, Inc. ("CIS"); Director of CDC IXIS Distribution Corporation; Director and Chairman of CDC IXIS Asset Management Associates Inc.; Director of AEW Capital Management, Inc; Director of Harris Associates, Inc; Director of Loomis, Sayles & Company, Inc.; Director of Reich & Tang Asset Management Inc.; Director of Westpeak Investment Advisors, Inc.; Director of Vaughan, Nelson, Scarborough & McCullough, Inc.; Director, Hansberger Group, Inc.; Member, Board of Managers, Harris Alternatives L.L.C.; and Director and Member of the Executive Board of CDC IXIS Asset Management
/5/ As of January 30, 2003, Harris Associates Investment Trust had seven series that were overseen by its Board of Trustees.

                                      Notes

                                      Notes

Item 2.  Code of Ethics.
Not applicable.

Item 3.  Audit Committee Financial Expert.
Not applicable.

Item 4.  Principal Accountant Fees and Services.
Not applicable.

Item 5.  Audit Committee of Listed Registrants.
Not applicable.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8.  [Reserved.]

Item 9.   Controls and Procedures.

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

Item 10.  Exhibits.

(a) Code of Ethics - Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial
    Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                              CDC Nvest Cash Management Trust

                              By: /s/ John T. Hailer
                                  ----------------------------
                              Name:  John T. Hailer
                              Title: President
                              Date:  August 28, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                              By: /s/ John T. Hailer
                                  ----------------------------
                              Name:  John T. Hailer
                              Title: Chief Executive Officer
                              Date:  August 28, 2003

                              By: /s/ Nicholas Palmerino
                                  ----------------------------
                              Name:  Nicholas Palmerino
                              Title: Treasurer
                              Date:  August 28, 2003

EXHIBIT INDEX

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

(b)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.